UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2011 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--15.3%
Amazon.com	59,170a	11,377,799
Dick's Sporting Goods	85,390	3,356,681
DIRECTV, Cl. A	114,680a	5,415,190
Express	153,050b	3,472,705
Johnson Controls	139,130	4,379,812
Limited Brands	119,960	5,077,907
Macy's	225,930	7,304,317
Newell Rubbermaid	271,080	4,147,524
Nordstrom	83,920	3,799,898
Omnicom Group	114,380	4,937,785
Priceline.com	12,250a	5,952,153
PVH	73,850	5,013,677
Ross Stores	50,710	4,517,754
Royal Caribbean Cruises	159,420	4,417,528
Target	78,280	4,125,356
Under Armour, Cl. A	57,910a	4,709,820
Viacom, Cl. B	150,140	6,720,266
		88,726,172
Consumer Staples--11.7%
Coca-Cola Enterprises	143,590	3,750,571
ConAgra Foods	287,000	7,249,620
Energizer Holdings	82,080a	5,932,742
Kraft Foods, Cl. A	193,040	6,978,396
PepsiCo	220,840	14,133,760
Philip Morris International	223,000	17,001,520
Procter & Gamble	121,240	7,828,467
Whole Foods Market	65,880	4,486,428
		67,361,504
Energy--11.0%
Cameron International	72,110a	3,893,219

Chevron	70,560	7,254,979
ENSCO, ADR	118,120	6,138,696
EOG Resources	75,040	7,784,650
EQT	51,010	3,163,130
National Oilwell Varco	69,050	4,950,885
Occidental Petroleum	65,400	6,468,060
Pioneer Natural Resources	64,390	6,087,431
Schlumberger	179,080	13,490,096
Southwestern Energy	108,720a	4,136,796
		63,367,942
Financial--2.1%
Discover Financial Services	197,200	4,697,304
IntercontinentalExchange	23,940a	2,913,977
Wells Fargo & Co.	180,780	4,674,971
		12,286,252
Health Care--11.4%
Agilent Technologies	93,200a	3,495,000
Alexion Pharmaceuticals	53,530a	3,675,370
Allergan	58,710	4,915,201
Biogen Idec	49,690a	5,711,865
Bristol-Myers Squibb	91,320	2,987,990
Covidien	102,450	4,666,597
Gilead Sciences	145,530a	5,799,371
Johnson & Johnson	79,770	5,162,714
Laboratory Corp. of America
Holdings	34,160a	2,928,195
McKesson	81,870	6,656,850
Omnicare	204,950	6,683,420
Perrigo	33,390	3,268,881
Pfizer	273,850	5,496,170
Watson Pharmaceuticals	72,440a	4,681,073
		66,128,697
Industrial--11.7%
Caterpillar	172,890	16,922,473
Cooper Industries	154,850	8,598,820
Cummins	84,680	8,157,224
Danaher	188,940	9,140,917

Dover	141,091	7,755,772
Eaton	239,250	10,744,717
Precision Castparts	39,760	6,550,460
		67,870,383
Information Technology--30.2%
Analog Devices	154,860	5,398,420
Apple	84,194a	32,178,947
Broadcom, Cl. A	92,080a	2,794,168
Citrix Systems	61,060a	4,359,073
Cree	171,500a,b	4,266,920
Cypress Semiconductor	174,440a	3,326,571
Electronic Arts	256,920a	5,957,975
EMC	320,990a	7,385,980
F5 Networks	44,020a	4,975,581
Google, Cl. A	34,096a	20,436,801
Intuit	123,930	6,598,033
MasterCard, Cl. A	17,800	6,666,990
Oracle	418,970	13,134,710
Paychex	168,580	4,907,364
QUALCOMM	314,490	17,234,052
Riverbed Technology	201,520a	5,239,520
Salesforce.com	43,300a	5,127,586
SanDisk	136,700a	6,740,677
Teradata	90,440a	4,904,561
Texas Instruments	257,500	7,750,750
VMware, Cl. A	55,780a	5,392,810
		174,777,489
Materials--4.8%
Air Products & Chemicals	51,690	4,329,037
Cliffs Natural Resources	66,290	4,495,125
Eastman Chemical	108,040	4,280,545
Freeport-McMoRan Copper & Gold	178,210	7,057,116
Monsanto	102,980	7,563,881
		27,725,704
Total Common Stocks
(cost $504,221,407)		568,244,143

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,218,046)	10,218,046 [c]	10,218,046
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,172,459)	1,172,459 [c]	1,172,459
Total Investments (cost $515,611,912)	100.2%	579,634,648
Liabilities, Less Cash and Receivables	(.2%)	(1,126,150)
Net Assets	100.0%	578,508,498

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $1,185,056 and the value of the collateral held by the fund was $1,172,459.
c	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $515,611,912.
Net unrealized appreciation on investments was $64,022,736 of which $73,290,774 related to appreciated investment securities and $9,268,038 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	30.2
Consumer Discretionary	15.3
Industrial	11.7
Consumer Staples	11.7
Health Care	11.4
Energy	11.0
Materials	4.8
Financial	2.1
Money Market Investments	2.0
100.2
† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	562,105,447	-	-	562,105,447
Equity Securities - Foreign+	6,138,696	-	-	6,138,696
Mutual Funds	11,390,505	-	-	11,390,505
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)